Sales of Vessels (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Gain on sale of vessel (note 16)	$ 0	$ 170	$ 0	$ 170